Major commitments and contingencies (Details) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2010 CAD	Dec. 31, 2012 Workers Compensation And Other Employee Benefits [Member] CAD	Dec. 31, 2012 Guarantees Under Operating Leases [Member] CAD	Dec. 31, 2012 Other Guarantees [Member] CAD	Dec. 31, 2012 Other Guarantees [Member] Equipment Under Leases And Other [Member] CAD	Dec. 31, 2012 Personal Injury And Other Claims Provision [Member] Canada [Member] CAD	Dec. 31, 2011 Personal Injury And Other Claims Provision [Member] Canada [Member] CAD	Dec. 31, 2010 Personal Injury And Other Claims Provision [Member] Canada [Member] CAD	Dec. 31, 2012 Personal Injury And Other Claims Provision [Member] U.S. [Member] CAD	Dec. 31, 2011 Personal Injury And Other Claims Provision [Member] U.S. [Member] CAD	Dec. 31, 2010 Personal Injury And Other Claims Provision [Member] U.S. [Member] CAD	Dec. 31, 2012 Other Commitments [Member] CAD	Dec. 31, 2011 Other Commitments [Member] CAD	Dec. 31, 2012 Fuel Commitments [Member]	Dec. 31, 2012 Business Acquisition Commitments Infrastructure Improvements And Other [Member] USD ($)	Dec. 31, 2012 Business Acquisition Commitments Infrastructure Improvements And Other [Member] CAD	Dec. 31, 2012 Positive Train Control Commitmen [Member] USD ($)	Dec. 31, 2012 Positive Train Control Commitmen [Member] CAD
A. Leases
Capital leases description	The Company has operating and capital leases, mainly for locomotives, freight cars and intermodal equipment. Of the capital leases, many provide the option to purchase the leased items at fixed values during or at the end of the lease term.
Operating Leases, Future Minimum Payments Due [Abstract]
2013	134
2014	103
2015	83
2016	61
2017	49
2018 and thereafter	246
Total Operating Leases, Future Minimum Payments Due	676
Capital Leases, Future Minimum Payments Due [Abstract]
2013	219
2014	268
2015	109
2016	296
2017	144
2018 and thereafter	196
Total Capital Leases, Future Minimum Payments Due	1,232
Less: [Abstract]
Imputed interest on capital leases at rates ranging from approximately 0.7% to 8.5%	249
Present value of minimum lease payments included in debt	983
Approximate interest rate for capital lease obligations, minimum (in hundredths)	0.70%
Approximate interest rate for capital lease obligations, maximum (in hundredths)	8.50%
Description of operating lease agreements	The Company also has operating lease agreements for its automotive fleet with one-year non-cancelable terms for which its practice is to renew monthly thereafter
Term of automotive fleet operating lease agreements (in years)	1
Estimated annual rental payments for automotive fleet operating leases	30
General period in which automotive fleet operating leases are extended (in years)	5
Annual rent expense for all operating leases	162	143	176
B. Commitments
Aggregate commitment costs														735	727		100	100	180	180
Positive Train Control Implementation Completion Date																			2015	2015
Approximate percentage of estimated 2013 fuel volume purchase commitment (in hundredths)																84.00%
Approximate percentage of anticipated fuel volume purchase commitment 2014 (in hundredths)																30.00%
C. Contingencies
Management's assessment of loss contingency from personal injury								Employee injuries are governed by the workers’ compensation legislation in each province whereby employees may be awarded either a lump sum or a future stream of payments depending on the nature and severity of the injury. As such, the provision for employee injury claims is discounted. In the provinces where the Company is self-insured, costs related to employee work-related injuries are accounted for based on actuarially developed estimates of the ultimate cost associated with such injuries, including compensation, health care and third-party administration costs. A comprehensive actuarial study is generally performed at least on a triennial basis. For all other legal actions, the Company maintains, and regularly updates on a case-by-case basis, provisions for such items when the expected loss is both probable and can be reasonably estimated based on currently available information.			Personal injury claims by the Company’s employees, including claims alleging occupational disease and work-related injuries, are subject to the provisions of the Federal Employers’ Liability Act (FELA). Employees are compensated under FELA for damages assessed based on a finding of fault through the U.S. jury system or through individual settlements. As such, the provision is undiscounted. With limited exceptions where claims are evaluated on a case-by-case basis, the Company follows an actuarial-based approach and accrues the expected cost for personal injury, including asserted and unasserted occupational disease claims, and property damage claims, based on actuarial estimates of their ultimate cost. A comprehensive actuarial study is performed annually. For employee work-related injuries, including asserted occupational disease claims, and third-party claims, including grade crossing, trespasser and property damage claims, the actuarial valuation considers, among other factors, the Company’s historical patterns of claims filings and payments. For unasserted occupational disease claims, the actuarial study includes the projection of the Company’s experience into the future considering the potentially exposed population. The Company adjusts its liability based upon management’s assessment and the results of the study. On an ongoing basis, management reviews and compares the assumptions inherent in the latest actuarial study with the current claim experience and, if required, adjustments to the liability are recorded.
Loss Contingency Accrual [Roll Forward]
Balance January 1								199	200	178	111	146	166
Accruals and other								55	31	59	28	30	7
Payments								(45)	(32)	(37)	(34)	(65)	(27)
Balance December 31								209	199	200	105	111	146
Current portion, balance December 31								39	39	39	43	45	44
Net reductions to US personal injury and other claims provision persuant to the results of external actuarial studies												6	19
Suspended Annual Retirement Benefit Payment	1.5
Stock Postion Taken By Former Ceo As Chief Executive Officer Of Competitor	5.0
Settlement Gain Related To Termination Of Former CEO Retirement Plan	20
Recognition Past Accumulated Actuarial Loss	4
Settlement Gain Associated With Former Ceo 2012 Retirement Benefit Liability	0.7
Retirement Benefits And Legal Fees And Other Costs Paid To Former Ceo That Cn Is Seeking To Recover	3
Gain Not Recorded From Cancellation Of Former Ceo Rsu Payout	18
Loss Contingency Accrual Increase US											7
Loss Contingency Accrual Reduction US											6
Loss Contingency Accrual Increase Canada								18
D. Environmental matters
Approximate number of identified sites for which the Company is or may be liable for remediation costs	300
Approximate number of sites for which the Company has been notified that it is a potentially responsible party for study and cleanup costs	10
Provision for specific environmental sites [Abstract]
Balance January 1	152	150	103
Accruals and other	(5)	17	67
Payments	(24)	(15)	(20)
Balance December 31	123	152	150
Current portion, balance December 31	31	63	34
Anticipated environmental liability disbursement time frame (in years)	5
Regulatory Compliance [Abstract]
Environmental operating expenses	16	4	23
Environmental capital expenditures	13	11	14
E. Guarantees and indemnifications
Term assets residual values guaranteed under operating leases and other guarantees (in years)					between 2013 and 2020	between 2013 and 2015
Maximum potential liability under guarantees				489	156	562	73
Irrevocable standby letters of credit drawn on the Company's bilateral letter of credit facilities						551
Surety and other bonds drawn on the Company's bilateral letter of credit facilities						11